Insurance Proceeds	12 Months Ended
Jun. 30, 2014
Insurance Proceeds [Abstract]
Insurance Proceeds Text Block [Text Block]
Insurance Proceeds

In September, 2011, we received $300,000 of insurance proceeds relating to a natural gas inventory adjustment recorded in fiscal 2009 for the Company's underground natural gas storage field.  These proceeds are included in operation and maintenance in the 2012 Consolidated Statement of Income.